UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments
Address: 641 Escalona Drive
         Santa Cruz, CA  95060

13F File Number:  28-03929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey R. Scharf
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

      /s/  Jeffrey R. Scharf     Santa Cruz, CA     November 15, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $369,339 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107    18297   269107 SH       SOLE                                     269107
AMGEN INC                      COM              031162100    16505   290531 SH       SOLE                                     290531
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    16850     5869 SH       SOLE                                       5869
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      347        4 SH       SOLE                                          4
CANADIAN NATL RY CO            COM              136375102    23593   486459 SH       SOLE                                     486459
COMPUTER SCIENCES CORP         COM              205363104    19034   404125 SH       SOLE                                     404125
CP HOLDRS                      DEP RCPTS  CP    12616K106      282     4435 SH       SOLE                                       4435
DISNEY WALT CO                 COM DISNEY       254687106      614    27225 SH       SOLE                                      27225
ENCANA CORP                    COM              292505104    19046   411355 SH       SOLE                                     411355
FEDERAL NATL MTG ASSN          COM              313586109     2270    35811 SH       SOLE                                      35811
FIRST DATA CORP                COM              319963104    19041   437717 SH       SOLE                                     437717
FISERV INC                     COM              337738108     8248   236610 SH       SOLE                                     236610
GENERAL DYNAMICS CORP          COM              369550108    10427   102129 SH       SOLE                                     102129
HONDA MOTOR LTD                AMERN SHS        438128308    17206   706327 SH       SOLE                                     706327
JOHNSON & JOHNSON              COM              478160104    16873   299537 SH       SOLE                                     299537
LIBERTY MEDIA CORP NEW         COM SER A        530718105    16153  1852389 SH       SOLE                                    1852389
LIZ CLAIBORNE INC              COM              539320101    17521   464490 SH       SOLE                                     464490
LOWES COS INC                  COM              548661107     7222   132885 SH       SOLE                                     132885
MASCO CORP                     COM              574599106     6569   190240 SH       SOLE                                     190240
MICROSOFT CORP                 COM              594918104    11022   398623 SH       SOLE                                     398623
NABORS INDUSTRIES LTD          COM              629568106    18720   395345 SH       SOLE                                     395345
NUVEEN CALIF MUN VALUE FD      COM              67062C107     1226   129035 SH       SOLE                                     129035
PFIZER INC                     COM              717081103    15820   516988 SH       SOLE                                     516988
RYLAND GROUP INC               COM              783764103    24400   263325 SH       SOLE                                     263325
TORCHMARK CORP                 COM              891027104    16032   301472 SH       SOLE                                     301472
VIACOM INC                     CL B             925524308    14968   446012 SH       SOLE                                     446012
WAL MART STORES INC            COM              931142103    16069   302040 SH       SOLE                                     302040
WENDYS INTL INC                COM              950590109    14984   445951 SH       SOLE                                     445951